Short-term investments	12 Months Ended
Dec. 31, 2018
Short-term Investments [Abstract]
Short-term investments
5.	Short-term investments

As of December 31, 2017 and 2018, the Company’s short-term investments consist of available-for-sale debt securities with maturities of less than one year purchased from commercial banks. During the years ended December 31, 2016, 2017 and 2018, the Company recorded interest income from short-term investments of RMB9,552, RMB17,202 and RMB11,685 (US$1,699) in the consolidated statements of comprehensive income, respectively.